Related Party Transactions (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 a
Related Party Transaction [Line Items]
Ownership percentage			50.00%
William S. Boyd and His Immediate Family
Related Party Transaction [Line Items]
Ownership percentage			27.00%
Borgata [Member] | MGM
Related Party Transaction [Line Items]
Land subject to ground leases | a			8.4
Borgata [Member] | MGM | Selling, general and administrative
Related Party Transaction [Line Items]
Ground leases property taxes | $	$ 0.8	$ 3.2